Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Years Ended December 31,
(in thousands, except per share data)
2013	First	Second	Third	Fourth
Total Revenues	$2,601,102	$2,590,642	$2,389,815	$2,736,794
Total benefits and expenses	2,322,275	2,665,400	2,188,120	2,507,304
Income before income taxes	278,827	(74,758)	201,695	229,490
Net Income	185,535	(49,612)	137,955	144,959
Earnings Per Share:
Basic earnings per share	$2.51	$(0.69)	$1.95	$2.05
Diluted earnings per share	2.49	(0.69)	1.93	2.03
Dividends declared per share	$0.24	$0.24	$0.30	$0.30
Market price of common stock
Quarter end	$59.67	$69.11	$66.99	$77.41
Common stock price, high	61.86	69.28	73.32	77.55
Common stock price, low	54.33	57.14	63.95	66.99
Total outstanding common shares - end of period	73,301	70,968	70,543	70,768
2012	First	Second	Third	Fourth
Total Revenues	$2,292,975	$2,375,753	$2,449,081	$2,723,102
Total benefits and expenses	2,112,212	2,159,861	2,247,602	2,402,013
Income before income taxes	180,763	215,892	201,479	321,089
Net Income	123,318	141,111	144,475	222,989
Earnings Per Share:
Basic earnings per share	$1.68	$1.91	$1.96	$3.02
Diluted earnings per share	1.67	1.91	1.95	3.00
Dividends declared per share	$0.18	$0.18	$0.24	$0.24
Market price of common stock
Quarter end	$59.47	$53.21	$57.87	$53.52
Common stock price, high	59.97	59.87	60.69	60.20
Common stock price, low	51.19	48.80	52.75	48.36
Total outstanding common shares—end of period	73,712	73,722	73,852	73,927